Convertible Loans (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Feb. 28, 2017	May 31, 2016
Convertible Loans [Abstract]
Beginning Balance	$ 351,040
Increase to derivative due to new issuances	434,591	479,374
Decrease due to debt settlement	(1,117,070)
Derivative (gain) due to mark to market adjustment	(331,436)	128,331
Ending Balance		$ 351,040